TAXES ON INCOME (Schedule of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current taxes	$ 288	$ 248	$ 391
Taxes in respect of previous years	12	(13)	16
Write off of prepaid and withholding taxes	1,113	749	1,388
Change in expense associated with tax positions for current year	352	100	100
Income Tax Expense (Benefit)	$ 1,765	$ 1,084	$ 1,895